Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	23,968	22,797
Accumulated Depreciation	8,615	8,145
Construction in progress	1,078	1,055
Property, plant and equipment, Total	16,431	15,707
Transmission [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	12,413	11,840
Accumulated Depreciation	4,215	3,990
Construction in progress	671	641
Property, plant and equipment, Total	8,869	8,491
Distribution [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	8,498	8,005
Accumulated Depreciation	3,046	2,879
Construction in progress	316	234
Property, plant and equipment, Total	5,768	5,360
Communication [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	1,060	1,024
Accumulated Depreciation	560	516
Construction in progress	53	57
Property, plant and equipment, Total	553	565
Administration and Service [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	1,380	1,314
Accumulated Depreciation	716	668
Construction in progress	38	123
Property, plant and equipment, Total	702	769
Easements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	617	614
Accumulated Depreciation	78	92
Construction in progress
Property, plant and equipment, Total	539	522